Share-based payments (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2026 INR (₨) Number mo ₨ / shares	Mar. 31, 2026 INR (₨) Number mo ₨ / shares	Mar. 31, 2026 INR (₨) Number mo ₨ / shares $ / shares	Mar. 31, 2026 INR (₨) Number mo ₨ / shares	Mar. 31, 2026 INR (₨) Number a mo ₨ / shares	Mar. 31, 2026 INR (₨) Number mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares $ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number				313,790						501,045
Shares arising out of options, Expired/forfeited during the year | Number				(3,910)						(21,435)
Shares arising out of options, Exercised during the year | Number				(128,895)						(165,820)
Shares arising out of options, Outstanding at the end of the year | Number				180,985						313,790
Shares arising out of options, Exercisable at the end of the year | Number	167,660	167,660	167,660	167,660	167,660	167,660	245,745	245,745	245,745	245,745	245,745	245,745
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 1						₨ 1
Ranges of exercise prices, Expired/forfeited during the year	1						1
Ranges of exercise prices, Exercised during the year	1						1
Ranges of exercise prices, Outstanding at the end of the year	1						1
Ranges of exercise prices, Exercisable at the end of the year	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 1						₨ 1
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		1						1
Weighted average exercise price, Exercised during the year | ₨ / shares		1						1
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		1						1
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						44						55
Weighted average remaining useful life, Outstanding at the end of the year | mo						32						44
Weighted average remaining useful life, Exercisable at the end of the year | mo	29	29	29	29	29	29	38	38	38	38	38	38
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year				124,940	124,940					302,575
Shares arising out of options, Expired/forfeited during the year | Number				(9,725)						(83,885)
Shares arising out of options, Exercised during the year | Number				(26,305)						(93,750)
Shares arising out of options, Outstanding at the end of the year				88,910						124,940	124,940
Shares arising out of options, Exercisable at the end of the year	88,910	88,910	88,910	88,910	88,910	88,910	71,130	71,130	71,130	71,130	71,130	71,130
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 1						₨ 1
Ranges of exercise prices, Expired/forfeited during the year	1						1
Ranges of exercise prices, Exercised during the year	1						1
Ranges of exercise prices, Outstanding at the end of the year	1						1
Ranges of exercise prices, Exercisable at the end of the year	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1
Weighted average exercise price, Outstanding at the beginning of the year | (per share)		₨ 1	₨ 1					₨ 1
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		1						1
Weighted average exercise price, Exercised during the year | ₨ / shares		1						1
Weighted average exercise price, Outstanding at the end of the year | (per share)		1						1	₨ 1
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						43						61
Weighted average remaining useful life, Outstanding at the end of the year | mo						34						43
Weighted average remaining useful life, Exercisable at the end of the year | mo	34	34	34	34	34	34	29	29	29	29	29	29